Segment Information (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Information [Line Items]
Operating segment	1
Reportable segment	1
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Segment Information [Line Items]
Percentage of revenue of customers	19.50%	38.90%	33.40%
Customer Concentration Risk [Member] | Customer Two [Member] | Revenue Benchmark [Member]
Segment Information [Line Items]
Percentage of revenue of customers	18.40%	18.10%	19.40%
Customer Concentration Risk [Member] | Customer Three [Member] | Revenue Benchmark [Member]
Segment Information [Line Items]
Percentage of revenue of customers	16.90%	12.70%	18.90%
Customer Concentration Risk [Member] | Customer Four [Member] | Revenue Benchmark [Member]
Segment Information [Line Items]
Percentage of revenue of customers	14.50%